Document and Entity Information	3 Months Ended
Mar. 31, 2026
Cover [Abstract]
Document Type	S-4/A
Entity Registrant Name	VYNE THERAPEUTICS INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001566044
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2